BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Change on financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Property, plant and equipment	$ 15,445,185		¥ 95,627,577	¥ 90,371,571	¥ 106,193,369
Land use rights	622,543		3,577,012		4,280,291
Intangible assets	1,873,226		10,637,633	10,592,249	12,879,365
Other non-current assets	646,156		3,520,892		4,442,644
Non-current assets subset			109,842,222		127,795,669
Total assets	29,216,220		199,816,799		200,876,114
Liabilities
Other non-current liabilities	(354,616)		(2,453,660)		(2,438,164)
Total liabilities	19,374,142		134,074,203		133,206,912
Consolidated statement of profit or loss and other comprehensive income
Cost of sales	(24,293,421)	¥ (167,029,416)	(166,290,235)	(133,700,192)
General and administration expenses		(3,958,067)	(4,549,206)
Research and development expenses	(91,175)	(626,873)	(498,234)	(168,862)
Selling and distribution expenses	(363,164)	(2,496,933)	(2,372,966)	(2,111,787)
Other income		135,367	89,873
Total income		(173,975,922)	(170,749,568)
Profit before income tax	$ 335,029	2,303,511	3,049,010	¥ 1,620,689
Right-of-use assets					6,929,000
Lease liabilities					6,929,000
Before change in accounting policy
Assets
Property, plant and equipment			96,430,815		107,066,073
Land use rights			3,746,602		4,484,055
Intangible assets			10,653,175		12,881,804
Other non-current assets					4,446,938
Non-current assets subset			110,830,592		128,878,870
Total assets			200,805,169		201,959,315
Liabilities
Other non-current liabilities			(3,442,030)		(3,521,365)
Total liabilities			135,062,573		134,290,113
Consolidated statement of profit or loss and other comprehensive income
Cost of sales		(167,254,868)	(166,494,842)
General and administration expenses		(4,540,590)	(4,604,055)
Research and development expenses		(630,815)
Selling and distribution expenses		(2,496,977)
Other income		947,328	349,329
Total income		(173,975,922)	(170,749,568)
Profit before income tax		2,303,511	3,049,010
Reclassification on change in accounting policy
Assets
Property, plant and equipment			(803,238)		(872,704)
Land use rights			(169,590)		(203,764)
Intangible assets			(15,542)		(2,439)
Other non-current assets					(4,294)
Non-current assets subset			(988,370)		(1,083,201)
Total assets			(988,370)		(1,083,201)
Liabilities
Other non-current liabilities			988,370		1,083,201
Total liabilities			(988,370)		¥ (1,083,201)
Consolidated statement of profit or loss and other comprehensive income
Cost of sales		225,452	204,607
General and administration expenses		582,523	54,849
Research and development expenses		3,942
Selling and distribution expenses		44
Other income		¥ (811,961)	¥ (259,456)